Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 1,545	$ 1,426	$ 1,015
Other comprehensive income (loss), net of tax:
Net unrealized (loss) gain on translation of net investment in foreign operations	(134)	88	(171)
Net unrealized (loss) gain on cash flow hedges	(39)	75	(41)
Reclassification of net gain on cash flow hedges to net income	(15)	(18)	(22)
Reclassification of net loss on pensions to net income	7	11	3
Pension and post-retirement benefits	44	(72)	(52)
Net unrealized loss on available-for-sale investments	(5)	(4)	(6)
Other comprehensive (loss) income	(142)	80	(289)
Comprehensive income	1,403	1,506	726
Comprehensive loss attributable to non-controlling interests	17	5	3
Comprehensive income attributable to Magna International Inc.	$ 1,420	$ 1,511	$ 729